Note 19 - Stock Options and Nonvested Shares - Summary of the Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
2004 Stock Incentive Plan [Member]
Outstanding at beginning of year (in shares)	21,326,160	24,505,348	11,144,998
Outstanding at beginning of year (in dollars per share)	$ 0.57	$ 0.54	$ 0.93
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			14,000,000
Granted (in dollars per share)			$ 0.25
Exercised (in shares)	(2,205,600)	(1,164,300)	(190,250)
Exercised (in dollars per share)	$ 0.22	$ 0.54	$ 0.16
Forfeited (in shares)	(1,787,800)	(2,014,888)	(449,400)
Forfeited (in dollars per share)	$ 1.18	$ 0.27	$ 1.25
Outstanding at end of year (in shares)	17,332,760	21,326,160	24,505,348
Outstanding at end of year (in dollars per share)	$ 0.55	$ 0.57	$ 0.54
Number exercisable (in shares)	14,513,528	14,070,240	10,500,548
Shares exercisable at end of year (in dollars per share)	$ 0.61	$ 0.73	$ 0.93
2014 Stock Incentive Plan [Member]
Outstanding at beginning of year (in shares)	1,860,000
Outstanding at beginning of year (in dollars per share)	$ 0.89
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	120,000	1,960,000
Granted (in dollars per share)	$ 0.87	$ 0.90
Exercised (in shares)	(3,600)
Exercised (in dollars per share)	$ 0.92
Forfeited (in shares)	(741,400)	(100,000)
Forfeited (in dollars per share)	$ 0.89	$ 0.88
Outstanding at end of year (in shares)	1,235,000	1,860,000
Outstanding at end of year (in dollars per share)	$ 0.88	$ 0.89
Number exercisable (in shares)	480,200
Shares exercisable at end of year (in dollars per share)	$ 0.89